RELATED PARTY DISCLOSURES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Related Party Transactions	$ 2,711,489	$ 3,442,838	$ 2,621,678
Consulting and Management Fees
Statement [Line Items]
Related Party Transactions	659,500	370,000	218,500
Directors' Fees
Statement [Line Items]
Related Party Transactions	119,800	108,600	103,805
Mineral Properties
Statement [Line Items]
Related Party Transactions	714,068	1,387,067	1,171,585
Salaries and Short Term Benefits
Statement [Line Items]
Related Party Transactions	587,869	522,359	696,751
Share-Based Payments
Statement [Line Items]
Related Party Transactions	$ 630,252	$ 1,054,812	$ 431,037